INCOME TAXES (Details Narrative) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Non-capital loss carryforwards	$ 6,934,000	$ 4,607,000
Canada
Statement [Line Items]
Non-capital loss carryforwards	88,904,000	72,997,000
Capital loss carryforwards	41,861,000	28,144,000
Investment tax credits	$ 5,236,000	$ 5,209,000